BIOLOGICAL ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
BIOLOGICAL ASSETS

NOTE 9 – BIOLOGICAL ASSETS

Biological assets at September 30, 2015 and December 31, 2014 consisted of:

	Useful Life	September 30, 2015	December 31, 2014
		(Unaudited)
Apple trees	10 years	$461,521	$53,686
Less: accumulated amortization		—	—
		$461,521	$53,686

For the nine months ended September 30, 2015 and 2014, no amortization expense was reported.

NOTE 9 – BIOLOGICAL ASSETS

Biological assets at December 31, 2014 and 2013 consisted of:

		December 31,
	Useful Life	2014	2013
Apple trees	10 years	$53,686	$—
Less: accumulated amortization		—	—
		$53,686	$—

For the years ended December 31, 2014 and 2013, no amortization expense was reported.